Series D Preferred Stock	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Series D Preferred Stock

8. Series D Preferred Stock

On May 19, 2022, the Board declared a dividend of one one-thousandth of a share of Series D Preferred Stock, par value $0.01 per share (“Series D Preferred Stock”), for each outstanding share of Company’s Common Stock to stockholders of record at 5:00 p.m. Eastern Time on May 20, 2022. The Certificate of Designation of Series D Preferred Stock (the “Series D Certificate of Designation”) provides that all shares of Series D Preferred Stock that are not present in person or by proxy at any meeting of stockholders held to vote on the Reverse Stock Split (as defined in the Series D Certificate of Designation) and the Adjournment Proposal (as defined in the Series D Certificate of Designation) as of immediately prior to the opening of the polls at such meeting (the “Initial Redemption Time”) will automatically be redeemed in whole, but not in part, by the Company at the Initial Redemption Time without further action on the part of the Company or the holder of shares of Series D Preferred Stock (the “Initial Redemption”). Any outstanding shares of Series D Preferred Stock that have not been redeemed pursuant to an Initial Redemption will be redeemed in whole, but not in part, (i) if such redemption is ordered by the Board in its sole discretion, automatically and effective on such time and date specified by the Board in its sole discretion or (ii) automatically upon the approval by the Company’s stockholders of the Reverse Stock Split at any meeting of the stockholders held for the purpose of voting on such proposal (the “Subsequent Redemption”).

On July 27, 2022, at the Company’s 2022 Annual Meeting of Stockholders, the Company’s stockholders approved a proposal to authorize the Board, in its discretion but prior to July 26, 2023, to amend the Company’s Restated Certificate of Incorporation to effect a reverse stock split of all of the outstanding shares of the Company’s Common Stock, at a ratio in the range of 1-for-2 to 1-for-100, with such ratio to be determined by the Board, and all outstanding shares of Series D Preferred Stock were automatically redeemed. As a result, no shares of Series D Preferred Stock remain outstanding. The stock split is not yet effective as of the date of this filing.